Ordinary shares, preference shares and other equity - Narrative (Details) € / shares in Units, £ / shares in Units, $ / shares in Units, € in Millions, £ in Millions, $ in Millions					12 Months Ended
	Jun. 08, 2005 GBP (£)	Jun. 08, 2005 USD ($) $ / shares shares	Mar. 15, 2005 GBP (£)	Mar. 15, 2005 EUR (€) € / shares shares	Dec. 31, 2024 GBP (£) issuance redemption £ / shares shares		Dec. 31, 2023 GBP (£) issuance redemption shares		Dec. 31, 2022 GBP (£)		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)		Mar. 15, 2020 € / shares
Proceeds from issuing shares					£ 970.0		£ 2,499.0		£ 3,134.0
Notional contract amount					83,792,768.0		64,625,859.0
Equity					£ 59,220.0		60,504.0		58,953.0						£ 56,317.0
Ordinary share capital
AT1 securities issuance							0.0
4.75% Euro preference shares
Number of shares issued and fully paid (in shares) | shares				140,000
Par value (in GBP/ USD per share) | € / shares				€ 100
Proceeds from issuing shares			£ 966.7	€ 1,383.3
Notional contract amount | €				€ 14.0
Adjustment to interest rate basis																	4.75%
Liquidating distributions subject to the ranking of reserve capital instruments (EUR/ USD per share) | € / shares												€ 10,000					€ 10,000
4.75% Euro preference shares | 3-Month Euribor
Adjustment to interest rate basis					0.71%						0.71%
6.278% US preference shares
Number of shares issued and fully paid (in shares) | shares		100,000
Par value (in GBP/ USD per share) | $ / shares		$ 100
Proceeds from issuing shares	£ 548.1	$ 995.4
Notional contract amount | $		$ 10.0
Liquidating distributions subject to the ranking of reserve capital instruments (EUR/ USD per share) | $ / shares											$ 10,000
6.278% US preference shares | Through December 15, 2034
Preference shares interest rate					6.278%						6.278%
6.278% US preference shares | Subsequent to December 15, 2034 | 3-Month LIBOR
Adjustment to interest rate basis					1.55%						1.55%
Fixed rate resetting contingent convertible securities
AT1 securities issuance					£ 970.0		2,499.0
Issuance costs					10.0		26.0
Share capital
Equity					2,348.0		2,348.0		2,348.0
AT1 securities issuance					0.0		0.0
Share capital | Ordinary share capital
Equity					2,342.0		2,342.0		2,342.0
AT1 securities issuance					0.0
Called up share capital and share premium
Equity					2,348.0	[1]	2,348.0	[1]	2,348.0	[1]					2,348.0
Other equity instruments
Equity					9,604.0	[1]	10,765.0	[1]	10,691.0	[1]					9,693.0
AT1 securities issuance					970.0		2,499.0
AT1 Securities | Fixed rate resetting contingent convertible securities
Notional contract amount					£ 2,131.0		£ 2,425.0
Number of convertible instruments issued | issuance					2		3
Number of convertible instruments redeemed | redemption					2		2
Barclays Bank PLC
Proceeds from issuing shares					£ 970.0		£ 2,499.0		3,134.0
Equity					52,900.0		53,228.0		52,467.0						52,692.0
Amounts payable, related party transactions | $											$ 6,000.0		$ 6,000.0	$ 6,000.0
Interest paid, classified as financing activities					£ 433.0		£ 439.0		250.0
Barclays Bank PLC | Ordinary share capital
Number of shares issued and fully paid (in shares) | shares					2,342,000,000		2,342,000,000				2,342,000,000		2,342,000,000
Par value (in GBP/ USD per share) | £ / shares					£ 1
Barclays Bank PLC | Share capital | 4.75% Euro preference shares
Number of shares issued and fully paid (in shares) | shares					31,856		31,856				31,856		31,856
Par value (in GBP/ USD per share) | € / shares												€ 100
Barclays Bank PLC | Share capital | 6.278% US preference shares
Number of shares issued and fully paid (in shares) | shares					58,133		58,133				58,133		58,133
Par value (in GBP/ USD per share) | $ / shares											$ 100
Barclays Bank PLC | Called up share capital and share premium
Equity					£ 2,348.0	[2]	£ 2,348.0	[2]	2,348.0	[2]					2,348.0
Barclays Bank PLC | Called up share capital and share premium | GBP1 preference shares
Percentage of issued share capital					100.00%		100.00%				100.00%		100.00%
Barclays Bank PLC | Other equity instruments
Equity					£ 14,311.0	[2],[3]	£ 15,472.0	[2],[3]	£ 15,398.0	[2],[3],[4]					£ 14,400.0	[4]

[1]	For further details refer to Note 26.
[2]	For further details refer to Note 26.
[3]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn (2023: $6bn) from a wholly-owned, indirect subsidiary of Barclays Bank PLC. The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2024, interest paid on these borrowings was £433m (2023: £439m).

[4]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays
Bank PLC. The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2022, interest paid on these borrowings was £250m.